Public Offering (Details)			9 Months Ended	12 Months Ended
	May 09, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) $ / shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Feb. 14, 2019 $ / shares	Feb. 04, 2019 $ / shares	Dec. 31, 2018 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Price per unit	$ 10.00	$ 10.00
Common stock par value (in dollars per share)			$ 0.00	$ 0.00			$ 0.00
Warrant Convertible Ratio	0.33
Warrant exercise price	$ 11.50	11.50
Warrant exercisable term, after the completion of the Business Combination	30 days
Warrant exercisable term, from the closing of the public offering	12 months
Redemption price per warrant	$ 0.01	$ 0.01
Underwriting discount | $		$ 6,325,000
Underwriting discount per unit		0.20
Additional fee deferred discount | $		$ 11,068,750
Additional fee deferred discount per unit		0.35
Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Price per unit	$ 10.00	$ 10.00
Warrant Convertible Ratio	0.33
Warrant exercise price	$ 11.50	11.50
Warrant exercisable term, after the completion of the Business Combination	30 days
Warrant exercisable term, from the closing of the public offering	12 months
Redemption price per warrant	$ 0.01	0.01
Underwriting discount | $	$ 6,325,000
Underwriting discount per unit	0.20
Additional fee deferred discount | $	$ 11,068,750
Additional fee deferred discount per unit	0.35
Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)	$ 0.0001	0.0001			$ 0.0001
Class A common stock | Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)	0.0001	0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Warrant exercise price	$ 11.50	$ 11.50
Public Offering
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares	31,625,000
Warrants redemption description		the Company may call the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days' prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Public Offering | Landcadia Holdings II, Inc
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares	31,625,000		31,625,000	31,625,000
Warrants redemption description	the Company may call the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days' prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.